Supplement to the
Fidelity® Government Money Market Fund
Daily Money Class
June 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T shares of all Fidelity funds have been renamed Class M. “Class M” now replaces “Class T” as referenced within the prospectus.

P13-DM-17-01 1.9867467.104	March 27, 2017